Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Measurements {1}
Financial liability measure at fair value on a recurring basis
Balance, July 1, 2013	$126,269
Issued during the Year ended June 30, 2014	150,444
Change in fair value recognized in operations	(65,319)
Balance, June 30, 2014	$211,394
Issued during the Year ended June 30, 2015	784,377
Converted during the Year ended June 30, 2015	(1,100,218)
Change in fair value recognized in operations	11,608,504

Fair Value, Liabilities Measured on Recurring Basis

Balance, July 1, 2015	$11,504,057
Issued during the Period	3,887,618
Converted during the nine months ended March 31, 2016	(2,102,681)
Change in fair value recognized in operations	(11,370,871)
Balance, March 31, 2016	$1,918,124

Black-Scholes option pricing model assumptions
Balance, June 30, 2015	$11,504,057
Estimated Dividends	None
Expected Volatility	223% to 355%
Risk Free Interest Rate	0.90 – 0.27%
Expected Term	.01 to 1 years

Black-Scholes option pricing model assumptions.
Estimated Dividends	None
Expected Volatility	223%
Risk Free Interest Rate	0.12%
Expected Term	.01 to 1 years